Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Greenspring Income Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
Additional Information Phone Number	(833) 574-7469
Additional Information Website	https://www.greenspringfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the semi-annual period ending March 31, 2026, the Fund returned 1.53%. In comparison, the Bloomberg U.S. Aggregate Bond Index gained 1.05%, while the ICE 1-3 Year BB US Cash Pay High Yield Index gained 1.77%.
Fixed income markets began the period on solid footing, supported by easing inflation expectations, resilient consumer spending, stable employment, and a gradual shift toward monetary easing. That backdrop shifted abruptly in late February with the outbreak of conflict involving Iran, introducing significant uncertainty into global markets. The effective closure of the Strait of Hormuz and damage to key Middle Eastern energy and petrochemical infrastructure created immediate supply shocks, sending oil and other commodity prices sharply higher. As markets digested a near-daily stream of market-moving headlines and speculation, both equity and fixed income markets experienced heightened volatility, reflecting rising concerns about future growth, inflation, and interest rates. The 10-year U.S. Treasury yield rose 17 basis points to 4.32% during the period.
Due in large part to its shorter duration profile and higher weighted-average coupon, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (as of March 31, 2026)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	5.58	4.67
Bloomberg U.S. Aggregate Bond Index	4.35	-0.05
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	5.93	4.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.greenspringfunds.com/ for more recent performance information.
Net Assets	$ 409,535,203
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 1,173,075
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$409,535,203
Number of Holdings	128
Net Advisory Fee	$1,173,075
Portfolio Turnover	30%
Effective Duration	1.61 years
Weighted Average Maturity	2.37 years
30-Day SEC Yield	6.02%
30-Day SEC Yield Unsubsidized	6.02%

Holdings [Text Block]

Top 10 Holdings*	(% of Net Assets)
Travel + Leisure Co.	1.5%
Owens-Brockway Glass Container, Inc.	1.4%
Academy Ltd.	1.4%
American Axle & Manufacturing, Inc.	1.4%
Carvana Co.	1.4%
Ziff Davis, Inc.	1.3%
Enova International, Inc.	1.3%
NESCO Holdings II, Inc.	1.3%
ATI Inc	1.3%
Wolverine World Wide Inc.	1.3%

Top Sectors	(% of Net Assets)
Consumer Discretionary	14.4%
Industrials	13.4%
Financials	13.0%
Materials	11.7%
Communication Services	8.2%
Energy	7.2%
Consumer Staples	7.1%
Health Care	6.8%
Information Technology	6.0%
Real Estate	4.3%
Utilities	1.2%
Cash & Other	6.7%

Credit Rating Breakdown**	(% of Net Assets)
BBB	6.1%
BB	41.4%
B	37.2%
CCC+	4.4%
Not Rated	10.9%
[1],[2]
Updated Prospectus Web Address	https://www.greenspringfunds.com/

[1]
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating. The credit breakdown excludes holdings classified as cash and cash equivalents.

[2]
*	The top 10 holdings excludes investments in money market funds.